INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Inventory [Line Items]
Raw materials	$ 12,975	$ 12,857
Work in progress	12,770	8,157
Finished goods	10,656	13,692
Inventories	$ 36,401	$ 34,706